Other assets and liabilities	6 Months Ended
Sep. 30, 2016
Other assets and liabilities

6. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2016 and September 30, 2016:

	March 31, 2016	September 30, 2016
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	1,718,769	1,772,693
Collateral provided for derivative transactions	884,651	1,021,305
Prepaid pension cost	612,102	638,596
Miscellaneous receivables	286,896	266,944
Margins provided for futures contracts	225,240	190,893
Security deposits	113,066	112,218
Loans held for sale	33,133	35,024
Other	823,033	837,087

Total	4,696,890	4,874,760

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	2,882,824	2,907,787
Collateral accepted for derivative transactions	715,894	979,152
Guaranteed trust principal	623,904	651,254
Miscellaneous payables	442,352	408,148
Margins accepted for futures contracts	334,925	328,362
Factoring amounts owed to customers	242,392	164,629
Unearned income	144,903	134,618
Other	1,089,529	1,067,604

Total	6,476,723	6,641,554

Guaranteed trust principal

Guaranteed trust principal is the liability of certain consolidated trust arrangements, in respect of which the MHFG Group provides guarantees for the repayment of principal. See Note 16 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loan was made, which is being deferred and recognized in earnings as earned.